Trade and Other Receivables and Assets (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables and Assets
	December 31
	2021	2020
	€ in thousands
Current Assets - Trade and Other receivables:
Government authorities	1,602	3,232
Income receivable	3,794	3,420
Interest receivable	3	36
Current tax	76	32
Trade receivable	598	382
Inventory	640	306
Derivatives (see Note 21)	639	78
Prepaid expenses and other	2,135	2,339
	9,487	9,825
Non-current Assets - Long term receivables:
Prepaid expenses associated with long term loans	4,787	2,731
Annual rent deposits	33	30
Loans to others	568	-
Other	-	1
	5,388	2,762